Share Capital - Summary of Stock Option Activity (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Number of Options, beginning balance	[1]	1,106,711	838,947		168,421
Number of Options, Granted	[1]		315,789		670,526
Number of Options, Forfeited	[1]		(37,500)
Number of Options, ending balance		6,979,361	1,106,711	[1]	838,947	[1]
Weighted Average Exercise Price, beginning balance	[1]	$ 1.35	$ 1.38		$ 0.27
Weighted Average Exercise Price, Granted	[1]		2.07		0.81
Weighted Average Exercise Price, Forfeited	[1]		1.66
Weighted Average Exercise Price, ending balance		$ 0.40	$ 1.35	[1]	$ 1.38	[1]
Weighted Average Remaining Life, Outstanding balance			4 years 9 months 22 days	[1]	4 years 5 months 1 day
Weighted Average Exercise Price, Granted			5 years 5 months 1 day		4 years 9 months 22 days
Reverse Split [Member]
Number of Options, beginning balance	[1]	1,106,711
Number of Options, Granted	[1]	387,760
Number of Options, Forfeited	[1]	(25,132)
Number of Options, ending balance	[1]	1,469,339	1,106,711
Weighted Average Exercise Price, beginning balance	[1]	$ 1.35
Weighted Average Exercise Price, Granted	[1]	3.47
Weighted Average Exercise Price, Forfeited	[1]	1.24
Weighted Average Exercise Price, ending balance	[1]	$ 1.91	$ 1.35
Weighted Average Remaining Life, Outstanding balance	[1]	4 years 11 months 23 days
Weighted Average Exercise Price, Granted		5 years 8 months 16 days
Weighted Average Exercise Price, Forfeited		4 years 7 months 13 days

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.